Commitments and contingencies (Details) € in Thousands, £ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended						37 Months Ended	41 Months Ended
	Dec. 31, 2021 USD ($)	Aug. 31, 2021 GBP (£)	Dec. 31, 2024 USD ($) investment	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($) investment	Dec. 31, 2024 GBP (£) investment	Dec. 31, 2024 EUR (€) investment	Dec. 31, 2024 CAD ($) investment
Disclosure of other provisions [line items]
Number of investments committing | investment			2							2	2	2	2
Property, plant and equipment [member]
Disclosure of other provisions [line items]
Capital commitments			$ 14,512,000							$ 14,512,000
Hydrogen Supply Agreement
Disclosure of other provisions [line items]
Capital commitments			$ 9,441,000							9,441,000
Capital commitments, term			5 years	5 years	5 years
Templewater
Disclosure of other provisions [line items]
Contributions (Proceeds)			$ 527,000
Initial Contribution | Templewater
Disclosure of other provisions [line items]
Capital commitments			$ 1,000,000							1,000,000
Royalty related to UTC, revenue obligations
Disclosure of other provisions [line items]
Expiration period (years)			15 years	15 years	15 years
Royalty payments			$ 0			$ 0
Royalty obligation, percentage			2.00%	2.00%	2.00%
Maximum royalty expense			$ 4,613,000							4,613,000			$ 5,351
Royalty expense			$ 0
Royalty of other revenue obligations
Disclosure of other provisions [line items]
Royalty obligation, percentage			2.00%	2.00%	2.00%
Maximum royalty expense			$ 1,896,000							1,896,000			$ 2,200
Royalty expense			0
HyCap Fund
Disclosure of other provisions [line items]
Contributions (Proceeds)		£ 15,755		£ 15,754						$ 20,314,000
HyCap Fund | Initial Contribution
Disclosure of other provisions [line items]
Capital commitments | £											£ 25,000
Contributions (Proceeds)			6,102,000	£ 4,768		4,624,000	£ 3,771
CleanH2 Fund
Disclosure of other provisions [line items]
Contributions (Proceeds)	$ 10,475,000				€ 9,663				€ 9,663
CleanH2 Fund | Initial Contribution
Disclosure of other provisions [line items]
Capital commitments | €												€ 30,000
Contributions (Proceeds)			$ 5,328,000		€ 4,962	$ 3,983,000		€ 3,705